OPERATING REVENUES - Contract Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Capitalized Contract Cost [Line Items]
Contract assets	$ 62,958	$ 81,753
Voyages in progress
Capitalized Contract Cost [Line Items]
Contract assets	27,621	26,021
Trade accounts receivable
Capitalized Contract Cost [Line Items]
Contract assets	25,615	42,104
Related party receivables
Capitalized Contract Cost [Line Items]
Contract assets	7,195	9,137
Other current assets
Capitalized Contract Cost [Line Items]
Contract assets	$ 2,527	$ 4,491